DEFERRED INCOME TAXES	12 Months Ended
Dec. 31, 2022
Deferred Income Taxes
DEFERRED INCOME TAXES

10.	DEFERRED INCOME TAXES

10.1.    Breakdown

	12.31.22	12.31.21
Assets
Tax losses carryforward	2,800,162	2,822,754
Negative calculation basis (social contribution)	1,008,058	1,046,574

Temporary differences - Assets
Provisions for tax, civil and labor risks	420,470	458,229
Expected credit losses	183,504	184,643
Impairment on tax credits	57,083	64,297
Provision for other obligations	146,652	150,609
Employees' profit sharing	-	47,227
Write-down to net realizable value of inventories	48,744	27,934
Employees' benefits plan	138,451	148,990
Lease basis difference	132,841	95,563
Unrealized losses on derivatives, net	-	21,310
Other temporary differences	31,930	42,566
	4,967,895	5,110,696

Temporary differences - Liabilities
Goodwill amortization basis difference	(323,005)	(307,442)
Depreciation (useful life) basis difference	(947,303)	(895,407)
Business combination (1)	(1,003,955)	(920,214)
Monetary correction by Hyperinflation	(85,997)	-
Unrealized gains on derivatives, net	(73,998)	-
Unrealized fair value gains, net	(71,617)	(37,692)
Other temporary differences	(7,022)	(32,381)
	(2,512,897)	(2,193,136)

Total deferred taxes	2,454,998	2,917,560

Total Assets	2,566,461	2,941,270
Total Liabilities	(111,463)	(23,710)
	2,454,998	2,917,560
(1)	The deferred tax liability on business combination is substantially represented by the allocation of goodwill to property, plant and equipment, brands and contingent liabilities.

The roll-forward of deferred income taxes, net, is set forth below:

	12.31.22	12.31.21
Beginning balance	2,917,560	2,082,537
Deferred income taxes recognized in income from continuing operations	(208,060)	807,744
Deferred income taxes recognized in other comprehensive income	(175,110)	8,738
Deferred income taxes recognized in loss from discontinued operations	-	28,018
Deferred taxes recognized in accumulated losses - monetary correction by hyperinflation	(32,655)	-
Other (1)	(46,737)	(9,477)
Ending balance	2,454,998	2,917,560
(1)	Related to the foreign exchange variation effect on the balances in foreign companies.

10.2.    Estimated period of realization

Deferred tax assets arising from temporary differences will be realized as the differences are settled or realized. The period of settlement or realization of such differences is subject to externalities and is linked to several factors that are not under the control of Management.

In estimating the realization of deferred tax credits on tax losses carryforward, Management considers its budget and strategic plans, which were approved by the Board of Directors, adjusted for changes in economic assumptions and based on the estimates of the main tax additions and exclusions. The recoverability study is reviewed by the Fiscal Council and approved by the Board of Directors annually. Based on this estimate, Management believes that it is probable that these deferred tax credits will be realized, as presented below:

2023	413,147
2024	111,350
2025	229,380
2026	329,550
2027	430,581
2028 to 2030	1,323,780
2031 and 2032	970,432
3,808,220

The Company has tax losses carryforward in Brazil, which at current tax rates represent R$7,131,786 on December 31, 2022 (R$6,204,203 on December 31, 2021). Within this amount, R$3,768,459 on December 31, 2022 and (R$3,846,423 on December 31, 2021) are recognized as an asset, according to the recoverability expectation. The deferred tax credits on tax losses and negative social contribution basis related to the Parent Company and its subsidiaries domiciled in Brazil do not expire and the use to offset income taxes payable is limited to 30% of future taxable income, with the exception of the amount of R$408,784 that the Company will use to offset the debt arising from the Leniency Agreement entered into with the Federal Government (note 1.3).

10.3.    Effective income tax rate reconciliation

	12.31.22	12.31.21	12.31.20

Loss before taxes - continued operations	(2,805,044)	(34,788)	1,352,234
Nominal tax rate	34%	34%	34%
Benefit at nominal rate	953,715	11,828	(459,759)
Adjustments to income taxes
Income from associates and joint ventures	366	8,626	-
Difference of tax rates on results of foreign subsidiaries	212,753	244,822	1,018,576
Difference of functional currency of foreign subsidiaries	(538,002)	(129)	1,142,762
Deferred tax assets not recognized (1)	(967,103)	(840,457)	(1,842,478)
Recognition of tax assets from previous years	(77,964)	1,025,000	361,000
Interest on taxes	83,235	104,789	-
Profits taxed by foreign jurisdictions	(31,400)	(33,455)	(63,252)
Share-based payment	(16,600)	(24,454)	(22,774)
Transfer price	(24,995)	(71,634)	(40,568)
Penalties	(5,320)	(11,042)	(5,261)
Tax paid on international subsidiaries	21,061	-	-
Investment grant	114,913	109,591	52,279
Other permanent differences	(10,293)	28,617	32,238
Total	(285,634)	552,102	172,763

Effective rate	-10.2%	1587.0%	-12.8%

Current tax	(77,574)	(255,642)	(77,373)
Deferred tax	(208,060)	807,744	250,136

(1)	Amount related to the non-recognition of deferred tax on tax losses carryforward in the Consolidated, due to limited capacity of realization (note 10.2).

The Company’s management determined that the total profits recorded by the holdings of its wholly-owned subsidiaries abroad will not be redistributed. Such funds will be used for investments in the wholly-owned subsidiaries.

Income tax returns in Brazil are subject to review by the tax authorities for a period of five years from the date of their delivery. The Company may be subject to additional collection of taxes, fines and interest as a result of these reviews. The results obtained by subsidiaries abroad are subject to taxation in accordance with the tax laws of each country.